Retained Earnings - Summary of Retained Earnings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous equity [abstract]
Minimum percentage of cash dividend declared appropriation to legal reserve	10.00%	10.00%
Percentage of legal reserve equal to capital stock issued	50.00%	50.00%